Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity File Number	001-36306
Entity Registrant Name	Eagle Pharmaceuticals, Inc.
Entity Central Index Key	0000827871
Entity Tax Identification Number	20-8179278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Tice Boulevard
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	201
Local Phone Number	326-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $0.001 per share)
Trading Symbol	EGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false